Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensations [Abstract]
SHARE BASED COMPENSATION

NOTE 14:- SHARE BASED COMPENSATION

In June and July 2021, the Company’s board of directors approved the issuance of options to purchase an aggregate of 285,422 Ordinary Shares, to be granted under the Company’s 2021 Share Option Plan (the “Option Plan”), to certain employees, directors and consultants, upon the successful completion of an initial public offering.

On May 15, 2023, the compensation committee of the board of directors of the Company, approved a repricing of the exercise price of the existing options to purchase Ordinary Shares of certain of the Company’s officers, directors and service providers, who currently provide services to the Company, from $4.20 to $1.00 per share (the “Repricing”). Other than the exercise price, all other terms of the existing options granted to such officers and directors did not change. On June 28, 2023, the Company’s shareholders approved the Repricing. The Repricing was recognized as a modification with additional expense of $21,280 and $21,604 for the year ended December 31, 2025 and 2024, respectively.

On May 15, 2023, the board of directors of the Company approved an increase in the number of Ordinary Shares available for issuance under the Option Plan by 491,500 from 308,500 to 800,000 and a First Amendment to the Option Plan, giving effect to the increase.

Share-based compensation was recorded in the following items within the statements of operations:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Cost of revenues	$26,580	$24,810	$16,642
Research and development, net	42,506	38,514	27,659
Sales and marketing	20,831	18,315	12,070
General and administrative*	76,654	72,811	70,398

Total expenses	$166,571	$154,450	$126,769

*	Including $5,385 related to warrants to purchase up to 80,000 Ordinary Shares issued to advisors of the Company. For further information see Note 13d.

A summary of the share option activity, under the Option Plan, for the year ended December 31, 2025 is as follows:

	Number of options	Weighted average exercise price*)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value*)

Options outstanding as of January 1, 2025	694,952	$1.05	3.45	$2,772,858
Granted	25,612	$3.68	4.04	$(64,542)
Exercised	(28,868)	1		$(4,619)
Forfeited	(51,940)	$1.15

Options outstanding as of December 31, 2025	639,756	$1.15	2.53	$6,398

Options exercisable as of December 31, 2025	173,559	$1	0.95	$27,769

*)	Reflets the Repricing.

The weighted-average grant-date fair value of options as of December 31, 2025 and 2024 were $1.01 and $1.06, respectively. There were no grants in 2023.

The total fair value of options, as of their respective vesting dates, was $112,387, $196,635, and $3,062 during the years ended December 31, 2025, 2024, and 2023, respectively.

As of December 31, 2025, the Company had 466,197 unvested options. As of December 31, 2025, the unrecognized compensation cost related to all unvested options of $254,394 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 1.96 years.